Leases - Narrative (Q3) (Details) $ in Millions	Sep. 30, 2023 USD ($) lease	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term for operating leases	7 years 3 days	5 years 8 months 4 days
Weighted-average remaining lease term for finance leases	5 years	5 years 4 months 13 days
Weighted-average discount rate for operating leases (in percent)	6.56%	4.88%
Weighted-average discount rate for finance leases (in percent)	5.12%	3.60%
Finance lease not yet commenced, term of contract (in months)	60 months
Finance lease not yet commenced, number of leases | lease	2
Leases not yet commenced, future commitments | $	$ 3.8